Stock Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Options [Member]
Expected life		5 years
Expected dividends	0.00%	0.00%
Stock Options [Member] | Minimum [Member]
Exercise price	$ 0.19	$ 0.25
Expected volatility	84.00%	100.00%
Risk free interest rate	0.30%	1.73%
Expected life	4 years 1 month 13 days
Stock Options [Member] | Maximum [Member]
Exercise price	$ 0.58	$ 0.27
Expected volatility	103.00%	109.00%
Risk free interest rate	0.37%	3.00%
Expected life	5 years